SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint Venture
Investment balance	$ 1,445,251
Contribution of intellectual property		22,500,000
Unrecognized gain on contribution of intellectual property		(19,912,500)
Share of loss in joint ventures	(3,211,993)	(1,142,249)
Recognized gain on contribution of intellectual property	1,746,987
Effect of changes in foreign exchange rates	19,755
Investment balance		$ 1,445,251